UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	174,481	$21,855,490
United Technologies Corp.	131,687	15,014,952

		$36,870,442

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	298,791	$17,491,225

		$17,491,225

Auto Components — 0.6%
TRW Automotive Holdings Corp.(1)	145,446	$10,784,821

		$10,784,821

Automobiles — 0.8%
Honda Motor Co., Ltd.	360,319	$13,505,890

		$13,505,890

Beverages — 0.8%
Anheuser-Busch InBev NV	52,330	$5,015,450
Diageo PLC	282,729	8,384,660

		$13,400,110

Biotechnology — 3.8%
Biogen Idec, Inc.(1)	25,189	$7,875,089
Celgene Corp.(1)	131,475	19,974,996
Gilead Sciences, Inc.(1)	493,772	39,822,712

		$67,672,797

Capital Markets — 2.0%
Charles Schwab Corp. (The)	316,175	$7,847,464
Credit Suisse Group AG(1)	139,892	4,215,077
Deutsche Bank AG	63,794	3,070,688
Morgan Stanley	516,846	15,252,125
UBS AG(1)	219,841	4,360,388

		$34,745,742

Chemicals — 3.2%
Akzo Nobel NV	36,274	$2,608,897
BASF SE	65,992	7,055,327
Linde AG	14,741	2,785,571
LyondellBasell Industries NV, Class A	183,381	14,443,088
Monsanto Co.	134,705	14,352,818
PPG Industries, Inc.	81,532	14,868,175

		$56,113,876

Commercial Banks — 5.3%
Banco Bilbao Vizcaya Argentaria SA	280,332	$3,344,022
Barclays PLC	996,275	4,447,619
BNP Paribas SA	108,389	8,368,182
DNB ASA	229,482	3,897,125
HSBC Holdings PLC	815,361	8,367,020
PNC Financial Services Group, Inc. (The)	214,287	17,117,246
Regions Financial Corp.	1,788,839	18,192,493
Skandinaviska Enskilda Banken AB, Class A	299,350	3,857,029
Societe Generale	123,153	6,958,122

Security	Shares	Value
SunTrust Banks, Inc.	386,658	$14,314,079
Swedbank AB, Class A	190,775	4,978,204

		$93,841,141

Communications Equipment — 1.3%
QUALCOMM, Inc.	310,677	$23,058,447

		$23,058,447

Computers & Peripherals — 2.8%
Apple, Inc.	100,416	$50,268,250

		$50,268,250

Consumer Finance — 1.4%
American Express Co.	299,195	$25,437,559

		$25,437,559

Diversified Consumer Services — 0.4%
Sotheby’s	154,065	$7,382,795

		$7,382,795

Diversified Financial Services — 4.6%
Bank of America Corp.	1,698,055	$28,442,421
Citigroup, Inc.	504,353	23,921,463
JPMorgan Chase & Co.	525,086	29,068,761

		$81,432,645

Electric Utilities — 2.0%
Duke Energy Corp.	108,156	$7,637,977
Edison International	161,770	7,790,843
NextEra Energy, Inc.	171,384	15,755,331
SSE PLC	228,931	4,911,476

		$36,095,627

Electrical Equipment — 2.1%
Emerson Electric Co.	272,674	$17,980,124
Rockwell Automation, Inc.	164,518	18,893,247

		$36,873,371

Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	1,918,152	$33,011,396

		$33,011,396

Energy Equipment & Services — 1.0%
Cameron International Corp.(1)	150,525	$9,026,984
FMC Technologies, Inc.(1)	177,742	8,787,565

		$17,814,549

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	127,824	$14,362,305

		$14,362,305

Food Products — 3.4%
Hershey Co. (The)	214,725	$21,343,665
Kerry Group PLC, Class A	56,491	3,799,611
Mondelez International, Inc., Class A	660,801	21,641,233
Nestle SA	185,525	13,445,237

		$60,229,746

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	430,534	$15,783,376
Covidien PLC	187,316	12,782,444

		$28,565,820

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.(1)	249,267	$18,617,752

		$18,617,752

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	139,686	$13,154,231

		$13,154,231

Household Durables — 0.4%
Mohawk Industries, Inc.(1)	50,947	$7,243,644

		$7,243,644

Household Products — 2.0%
Procter & Gamble Co.	268,664	$20,585,035
Reckitt Benckiser Group PLC	90,201	6,753,586
Svenska Cellulosa AB SCA, Class B	264,928	7,533,326

		$34,871,947

Industrial Conglomerates — 1.7%
Danaher Corp.	197,747	$14,710,400
Koninklijke Philips NV	254,231	8,820,322
Siemens AG	57,877	7,322,248

		$30,852,970

Insurance — 3.6%
ACE, Ltd.	73,400	$6,885,654
Aflac, Inc.	268,962	16,885,434
Allianz SE	42,498	7,064,882
AXA SA	184,289	4,834,075
MetLife, Inc.	216,490	10,618,835
Muenchener Rueckversicherungs-Gesellschaft AG	15,217	3,135,924
Progressive Corp.	350,000	8,134,000
Prudential PLC	297,029	5,979,238

		$63,538,042

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(1)	64,846	$23,259,612
Netflix, Inc.(1)	29,077	11,902,088

		$35,161,700

Internet Software & Services — 6.2%
eBay, Inc.(1)	342,931	$18,243,929
Facebook, Inc., Class A(1)	425,629	26,631,607
Google, Inc., Class A(1)	54,990	64,941,540

		$109,817,076

IT Services — 2.2%
Accenture PLC, Class A	196,031	$15,658,956
Visa, Inc., Class A	107,612	23,182,853

		$38,841,809

Machinery — 1.0%
Deere & Co.	170,052	$14,617,670
IMI PLC	110,038	2,700,274

		$17,317,944

Media — 2.1%
Lions Gate Entertainment Corp.	397,120	$12,838,890
Walt Disney Co. (The)	334,633	24,297,702

		$37,136,592

Metals & Mining — 0.7%
BHP Billiton PLC	154,654	$4,552,793
Freeport-McMoRan Copper & Gold, Inc.	104,202	3,377,187
Glencore Xstrata PLC	983,805	5,187,074

		$13,117,054

Security	Shares	Value
Multi-Utilities — 0.6%
Sempra Energy	117,968	$10,936,813

		$10,936,813

Multiline Retail — 1.7%
Dollar General Corp.(1)	273,138	$15,383,132
Macy’s, Inc.	269,955	14,361,606

		$29,744,738

Oil, Gas & Consumable Fuels — 8.9%
BP PLC	866,111	$6,787,756
Chevron Corp.	130,918	14,614,376
Concho Resources, Inc.(1)	202,581	19,810,396
ENI SpA	203,631	4,624,182
Exxon Mobil Corp.	91,720	8,452,915
Marathon Oil Corp.	407,589	13,364,843
Occidental Petroleum Corp.	362,583	31,751,393
Phillips 66	257,200	18,798,748
Range Resources Corp.	129,622	11,172,120
Royal Dutch Shell PLC, Class B	358,088	13,097,837
Statoil ASA	116,501	2,761,150
Total SA	238,058	13,581,597

		$158,817,313

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	247,958	$17,044,633

		$17,044,633

Pharmaceuticals — 7.3%
AstraZeneca PLC	165,237	$10,478,355
Bayer AG	59,581	7,841,198
GlaxoSmithKline PLC	103,724	2,666,137
Johnson & Johnson	116,001	10,262,608
Merck & Co., Inc.	717,131	37,986,429
Novartis AG	133,491	10,551,238
Roche Holding AG PC	93,341	25,609,556
Sanofi	96,405	9,424,637
Shire PLC ADR	102,300	15,306,126

		$130,126,284

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	93,758	$11,579,113
Boston Properties, Inc.	114,002	12,322,476

		$23,901,589

Road & Rail — 0.8%
Canadian Pacific Railway, Ltd.	93,996	$14,238,514

		$14,238,514

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	450,213	$21,767,798

		$21,767,798

Software — 0.9%
Microsoft Corp.	407,239	$15,413,996
SAP AG	9,792	749,182

		$16,163,178

Specialty Retail — 1.5%
AutoNation, Inc.(1)	85,305	$4,213,214
Home Depot, Inc. (The)	176,073	13,531,210
Industria de Diseno Textil SA	36,468	5,431,332
Kingfisher PLC	574,902	3,485,780

		$26,661,536

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG	23,495	$2,619,491
Compagnie Financiere Richemont SA, Class A	52,013	4,811,460
NIKE, Inc., Class B	119,272	8,688,965

		$16,119,916

Tobacco — 1.0%
British American Tobacco PLC	117,992	$5,630,306
Philip Morris International, Inc.	153,479	11,992,849

		$17,623,155

Wireless Telecommunication Services — 4.0%
Vodafone Group PLC	19,014,895	$70,463,797

		$70,463,797

Total Common Stocks (identified cost $1,691,723,040)		$1,732,238,579

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$27,301	$27,301,442

Total Short-Term Investments (identified cost $27,301,442)		$27,301,442

Total Investments — 99.1% (identified cost $1,719,024,482)		$1,759,540,021

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,190	$1,845	2/7/14	$(35,700)
S&P 500 Index	1,220	1,850	2/14/14	(161,650)
S&P 500 Index	1,170	1,830	2/22/14	(649,350)
S&P 500 Index	985	1,790	2/28/14	(2,359,075)

Total Call Options Written (premiums received $7,362,941)				$(3,205,775)

Other Assets, Less Liabilities — 1.1%				$18,702,410

Net Assets — 100.0%				$1,775,036,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $6,635.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	72.7%	$1,291,026,201
United Kingdom	10.1	179,199,834
Switzerland	3.9	69,878,610
France	2.4	43,166,613
Germany	2.3	41,644,511
Netherlands	1.9	33,197,017
Ireland	1.8	32,241,011
Sweden	0.9	16,368,559
Canada	0.8	14,238,514
Japan	0.8	13,505,890
Spain	0.5	8,775,354
Norway	0.4	6,658,275
Belgium	0.3	5,015,450
Italy	0.3	4,624,182

Total Investments	99.1%	$1,759,540,021

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,721,948,525

Gross unrealized appreciation	$76,501,319
Gross unrealized depreciation	(38,909,823)

Net unrealized appreciation	$37,591,496

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
2/28/14	Japanese Yen 1,375,644,000	United States Dollar 13,480,362	Credit Suisse International	$14,634	$—	$14,634

				$14,634	$—	$14,634

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,565	$5,790,147
Options written	16,160	25,709,360
Options terminated in closing purchase transactions	(11,715)	(18,689,387)
Options expired	(3,445)	(5,447,179)

Outstanding, end of period	4,565	$7,362,941

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Written options	$—	$(3,205,775)
Foreign Exchange	Forward foreign currency exchange contracts	$14,634	$—

Total		$14,634	$(3,205,775)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$167,041,910	$29,853,953		$—	$196,895,863
Consumer Staples	106,969,720	50,562,176		—	157,531,896
Energy	135,779,340	40,852,522		—	176,631,862
Financials	246,019,123	76,877,595		—	322,896,718
Health Care	178,411,532	66,571,121		—	244,982,653
Industrials	134,801,622	18,842,844		—	153,644,466
Information Technology	292,178,772	749,182		—	292,927,954
Materials	47,041,268	22,189,662		—	69,230,930
Telecommunication Services	—	70,463,797		—	70,463,797
Utilities	42,120,964	4,911,476		—	47,032,440
Total Common Stocks	$1,350,364,251	$381,874,328	*	$—	$1,732,238,579
Short-Term Investments	$—	$27,301,442		$—	$27,301,442
Forward Foreign Currency Exchange Contracts	$—	$14,634		$—	$14,634
Total	$1,350,364,251	$409,190,404		$—	$1,759,554,655

Liability Description
Call Options Written	$(3,205,775)	$—		$—	$(3,205,775)
Total	$(3,205,775)	$—		$—	$(3,205,775)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014